Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Schedule of segment information

		Property	Financial
	Money	lease	technology	Corporate
For the year ended	lending	and	solutions	unallocated
December 31, 2023	services	management	and services	(note)	Consolidated
Revenues	$2,313	$1,069	$187	$—	$3,569
Gross profit (loss)	1,865	(1,084)	(5)	—	776
Operating expenses	(1,241)	(452)	(31)	(854)	(2,578)
Operating loss	624	(1,536)	(36)	(854)	(1,802)
Other income	10	(65)	(1)	(1)	(57)
Loss before provision for income taxes and non-controlling interests	634	(1,601)	(37)	(855)	(1,859)
Income tax (expense) benefit	(84)	231	(7)	—	140
Net loss	550	(1,370)	(44)	(855)	(1,719)

As of December 31, 2023
Identifiable long-lived assets	562	46,203	36	1	46,802
Total assets	22,157	46,953	583	652	70,345

			Property	Financial
	LCD/	Money	lease	technology	Corporate
For the year ended	LED	lending	and	solutions	unallocated
December 31, 2022	products	services	management	and services	(note)	Consolidated
Revenues	$—	$2,451	$1,106	$318	$—	$3,875
Gross profit (loss)	—	1,862	(1,065)	25	—	822
Operating expenses	(4)	2,165	(497)	(36)	(986)	(1,358)
Operating loss	(4)	2,027	(1,562)	(11)	(986)	(536)
Other income	—	30	107	(1)	(2)	134
Loss before provision for income taxes and non-controlling interests	(4)	2,057	(1,455)	(12)	(988)	(402)
Income tax (expense) benefit	—	(181)	245	(8)	—	56
Net loss	(4)	1,876	(1,210)	(20)	(988)	(346)

As of December 31, 2022
Identifiable long-lived assets	1	517	48,127	52	—	48,697
Total assets	201	14,466	49,071	5,651	297	69,686

			Property	Financial
	LCD/	Money	lease	technology	Corporate
For the year ended	LED	lending	and	solutions	unallocated
December 31, 2021	products	services	management	and services	(note)	Consolidated
Revenues	$—	$1,673	$1,068	$942	$—	$3,683
Gross profit (loss)	—	1,472	(1,036)	(76)	—	360
Operating expenses	(95)	(2,092)	(576)	(5,080)	(1,322)	(9,165)
Operating loss	(95)	(620)	(1,612)	(5,156)	(1,322)	(8,805)
Other income	—	—	97	7	162	266
Loss before provision for income taxes and non-controlling interests	(95)	(620)	(1,515)	(5,149)	(1,160)	(8,539)
Income tax (expense) benefit	—	(187)	249	64	—	126
Net loss	(95)	(807)	(1,266)	(5,085)	(1,160)	(8,413)

As of December 31, 2021
Identifiable long-lived assets	1	555	50,018	77	—	50,651
Total assets	205	12,986	50,619	6,084	452	70,346

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2023	2022	2021
Hong Kong	3,442	3,597	3,489
Australia	127	278	194

Total	$3,569	$3,875	$3,683

	For the year ended December 31,
	2023	2022	2021
Hong Kong	3,442	3,595	3,489
Australia	127	278	194

Total	$3,569	$3,873	$3,683